S-K 1603(a) SPAC Sponsor	Jan. 29, 2026 USD ($)
Spac Sponsor Line Items
SPAC Sponsor Name	Aeon Acquisition Partners I LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Material Roles and Responsibilities [Text Block]

Our directors, director nominees and officers are as follows:

Name	Age	Title
Demetrios Mallios	55	Chief Executive Officer and Director
Alan Lewis	50	Chief Financial Officer and Director Nominee
Victor (Rock) Klinefelter	51	Chief Operating Officer
Georgios Panou	46	Chief Investment Officer and Director Nominee
Alex Saratsis	45	Chief Strategy Officer
Themis Bilionis	48	Chief Business Officer
Nikolas Kiosses	34	Director Nominee
Peter Rawlings	63	Director Nominee
Darius Gudelis	51	Director Nominee
Sulaiman Cisse	40	Director Nominee

Mr. Demetrios Mallios has served as our Chief Executive Officer and director since August 2025. Mr. Mallios is the Founder of The Aeon Group, Inc., the parent company of the Aeon Family of Funds and AeonX, as well as other subsidiaries, and has held the position of Chief Executive Officer since July 2013. Mr. Mallios has had a diverse career over the past 30+ years as a fund manager, corporate consultant, investment banker, executive and entrepreneur. Prior to Aeon, his experience as Partner, CEO, COO, and Head of Investment Banking at many firms in the US, China as well as other countries has allowed him to participate as principal investor and/or agent in primary and secondary transactions in private and public companies worldwide. He has served as a director of Invent Ventures, Inc. (OTC: IDEA), a technology venture firm, since November 2017. Mr. Mallios has previous experience also includes Bank of America, UBS, Paulson Investment Company, and Jensyn Acquisition Corp. See “Prior Blank Check Experience.”

Mr. Alan Lewis, has served as our Chief Financial Officer since October, 2025 and will serve as a director upon completion of this offering. Mr. Lewis has a track record of success as a transformational leader in the financial, investment, and technology industries. He has co-founded and raised funds for multiple ventures, including The Aeon Group, Inc. In his current roles and as an investment banker, Alan has leveraged his extensive background in entrepreneurship, start-ups, mergers & acquisitions, due diligence, strategy, venture capital, corporate finance, private equity, and strategic planning to help companies innovate in the digital arena at firms. He co-founded The Aeon Group, Inc. and since March 2014 has served as Chief Strategy Officer and a director. Since, June 2004, he has been the Managing Member of Aeon X, LLC, a technology platform that offers access to a collection of alternative investments and related products. He received his Bachelor of Arts degree in Political Science from American Public University in 2011 and a Masters of Public Administration in Organizational Leadership from CSU Northridge in 2012. He has also demonstrated the ability to grow private equity and venture capital funds and is dedicated to continuous learning in the rapidly evolving digital landscape, as demonstrated by his pursuit of a doctoral degree in Education and Psychology from Pepperdine University.

Mr. Victor (Rock) Klinefelter, has served as our Chief Operating Officer since October 2025. Mr. Klinefelter brings nearly 30 years of senior management experience across privately held, publicly traded, and Fortune 100 companies such as Leo Burnett, Diesel, and Philip Morris International. He has held national, regional, and global leadership roles in the USA, Asia, and Europe—successfully guiding diverse, multicultural teams through periods of growth and expansion. He began his career at the Leo Burnett Company, where he rose to the role of Global Director. He later served as Global Head of Marketing at Diesel, Regional Marketing Director Asia at Philip Morris International, and Global Commercial Director for Philip Morris International Duty Free. Following these corporate roles, he co-founded a business development venture and currently serves as Chief Operating Officer and Chief of Staff at The Aeon Group. Mr. Klinefelter is a graduate of Amherst College (Massachusetts, USA).

Mr. Georgios Panou has served as our Chief Investment Officer since October 2025 and will serve as a director upon completion of this offering. Mr. Panou is a seasoned sports-marketing executive who has co-led Octagon Basketball Europe since 2016, growing it into the continent’s second-largest basketball agency. In May 2022, he founded Upgr8 Sports Management Ltd., building partnerships with Olympic athletes and global brands (VISA, L’Oréal, Allianz, PlayStation) and also co-established Octagon International Soccer, where he orchestrated record-breaking transfers. Since March 2022, Mr. Panou has served as director of OIS Agency Ltd, a soccer focused sports agency. A former national-team coach who led Greece to a World Cup silver in 2006, Georgios holds a degree in Sports Training & Sports Marketing from Visa Skola in Belgrade in 2001.

Mr. Alex Saratsis has served as our Chief Strategy Officer since October 2025. Mr. Saratsis is Co-Managing Director of Octagon Basketball, where since 2020 he has co-led a global division representing 40+ NBA stars and overseeing over $2 billion in active contracts and endorsements. With two decades of international sports-management experience, Alex built Octagon’s basketball operations across North America, Europe, Asia, and South America—recruiting elite talent, negotiating landmark deals (including Giannis Antetokounmpo’s record extensions), and launching Octagon54 to develop African basketball prospects. A Northwestern graduate with a Bachelor’s Degree in Political Scient in May 2002, fluent in four languages, Alex also teaches Sports Administration at his alma mater.

Mr. Themis Bilionis has served as our Chief Business Officer since October 2025. Mr. Bilionis, born in Athens in 1977, has extensive operational expertise in European sports management. After starting his career at Basketopolis S.A. as Head of Marketing and Communications, he co-founded the Octagon Basketball Europe network in 2013, later merging to form OBE SPORTS MANAGEMENT LTD in 2020. Since March 2021, Mr. Bilionis has served as Director of Operations of OBE Sports Management LTD, as well as a member of the Board of Directors. Mr. Bilionis received his Bachelor of Arts degree from Panteion University of Social Sciences in 1996 and a Master of Arts degree from University of Durham Business School in 2003.

Mr. Nikolaos Kiosses, who will serve as a director upon completion of this offering. Nick Kiosses founded and has acted as Chief Executive Officer of KS Ventures since February 2023 and Chief Executive Officer of Brasilia Holding AS since August 2015. At Brasilia Holding AS, he has helped build one of Norway’s fastest-growing hospitality groups from a single bankrupt restaurant to 13 locations generating over €30M annually. A self-made entrepreneur, he now invests in high-growth ventures across food, wellness, and real estate, bringing hands-on operational expertise from years of scaling brands.

Mr. Peter Rawlings, who will serve as a director upon completion of this offering. Peter Rawlings is an experienced international finance executive with over 30 years of financial and operational leadership across Europe, Asia, and North America. He began his career with a London-based firm of Chartered Accountants (UK) in 1984 and qualified as a Chartered Accountant in 1987. Mr. Rawlings held a series of senior financial positions at Leo Burnett, including Regional Associate Chief Financial Officer for Europe, the Middle East, and Africa, Regional Chief Financial Officer for Asia Pacific and Global Treasurer in the Chicago headquarters. In these roles, he oversaw regional expansion through a combination of acquisitions, start-ups, and strategic alliances across multiple jurisdictions. He later served as Regional Chief Operating Officer for DDB Asia Pacific, where he managed operational performance and led growth initiatives involving acquisitions and integrations across the region. In 2011, Mr Rawlings co-founded The House Ltd, a London-based marketing venture that achieved rapid growth and was subsequently acquired by a U.S. marketing group, where he continued in senior leadership roles following the transaction. From 2016 to 2018, he served as International Finance Director of Crispin Porter Bogusky in London. Since 2018, he has been Founder and Chief Operating Officer of Komms Ltd, a digital marketing firm based in the United Kingdom.

Mr. Darius Gudelis, who will serve as a director upon completion of this offering. Mr. Gudelis is an accomplished sports executive and public leader with two decades of experience in basketball management, politics, and strategic communications. Since June 2023, Mr. Gudelis has been a member of the board of FIBA Europe, the administrative body for basketball in Europe, within the International Basketball Federation, which includes all 50 national European basketball federations. Since January 2021, he has served as a club counsel member for Basketball Champions League, an annual professional basketball competition for European clubs, organized by FIBA. Since October 2020, he has served as Chairman of the Board of BC Rytas Vilnius, Lithuania’s premier basketball club, overseeing the organization’s growth. From 2006 to 2019, Mr. Gudelis was the Owner and Chairman of JSC Public Information Partners, founded and built into one of the leading public relations and marketing agencies in the Baltic States, advising corporate and government clients and managing large-scale international events. From 2004 to 2006, he served as Chief Domestic Policy Advisor to the President of the Republic of Lithuania, Valdas Adamkus, and from 2001 to 2004, he was elected the youngest mayor in Lithuanian history, leading the Anyksciai District Municipality. He received a Bachelor’s Degree in Natural Sciences from Vilnius University in 1996 and a Master’s Degree in Public Management from Mykolas Romeris University in 2001 and participated in the Yale World Fellow program in 2005.

Mr. Sulaiman Cisse, who will serve as a director upon completion of this offering. Mr. Cisse is an investment professional with more than 15 years of experience in project finance and infrastructure development across emerging and frontier markets. He has led complex, large-scale transactions from early-stage structuring through financial close, advising public, private-, and government-sector clients on investment strategy, project delivery, and policy implementation. Mr. Cisse has executed assignments across Southeast Asia, Africa, Europe, and the Pacific, providing him with broad comparative country experience and sectoral expertise. Since 2019, Mr. Cisse has served as an Associate Vice President of the Africa Finance Corporation. He is an alumnus of the International Institute of Finance’s Future Leader Group (Class of 2024).

Prior Blank Check Experience

Mr. Mallios previously served as a special advisor to Jensyn Acquisition Corp. (NASDAQ: JSYN), a special purpose acquisition company that consummated its initial public offering of $39.0 million in 2016. Jensyn Acquisition Corp. completed its initial business combination with Peck Electric Co. in January 2019, changing its name to The Peck Company Holdings, Inc. (“Peck Holdings”). Peck Holdings completed an acquisition of iSun Energy LLC in January 2021, and immediately prior to the business combination, Peck Holdings changed its name to iSun, Inc.

Members of our management team, including Mr. Mallios and Mr. Lewis, also served as officers and directors of Aeon Acquisition Corp., a former special purpose acquisition company, that withdrew its registration statement prior to its previously planned initial public offering.

The past performance of our management team is not a guarantee either (i) of success with respect to any business combination we may consummate or (ii) that we will be able to identify a suitable candidate for our initial business combination. You should not rely on the historical record of our management’s performance as indicative of our future performance.

Aeon Group E.K. [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 20,000